CONVERTIBLE NOTES PAYABLE (Details Textual) (Chief Executive Officer [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Chief Executive Officer [Member]
Convertible Notes Payable, Total	$ 200,000	$ 200,000
Long-term Debt, Gross	100,000	100,000
Debt Instrument, Interest Rate, Effective Percentage	4.20%	4.20%
Debt Instrument, Maturity Date	Dec. 06, 2011	Dec. 06, 2011
Interest Payable	$ 25,000	$ 21,000	$ 17,000
Debt Instrument, Convertible, Conversion Price	$ 0.50	$ 0.50